Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes and loss from equity method investments	$ 536,384	$ 493,841	$ 308,531
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 134,096	$ 123,460	$ 77,133
Effect of non-deductible expenses and loss and super deduction expenses	44,173	68,741	40,577
Effect of income tax exemptions and preferential tax rates	(26,561)	(24,810)	(12,927)
Effect of income tax rate difference in other jurisdictions	(804)	(9,086)	(5,184)
Changes in valuation allowance	(4,610)	(48,615)	(33,533)
Provision for income taxes	$ 146,294	$ 109,690	$ 66,066